Transactions With Related Parties, Central Shipping Inc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
Due to related parties	$ 4,648,000	$ 237,000
Minimum [Member]
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
CPI	2.00%
Maximum [Member]
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
CPI	5.00%
Related Party [Member] | Central Shipping Inc [Member]
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
Notice period to terminate agreement	18 months
Number of months of fees payable used to determine termination fee	12 months
Daily management fee per vessel	$ 630
Commencement period of daily management prior to scheduled delivery of vessel	3 months
Daily fee for superintendent visits	$ 573
Chartering commission percentage	1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels	1.00%
Financing fee percentage	0.20%
Supervision services fee percentage	7.00%
Initial term of agreement	5 years
Increase in fees payable if CPI is less than 2%	2.00%
Increase in fees payable if CPI is more than 5%	5.00%
Percentage of newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract	25.00%
Percentage of newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on launching of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on delivery of newbuilding vessel	25.00%
Due to related parties		237,000
Due from related parties	$ (352,000)
Transactions with Related Parties [Abstract]
Fees and expenses	3,443,000	4,855,000	$ 5,664,000
Related Party [Member] | Central Shipping Inc [Member] | Vessels, Net / Advances for Vessels Under Construction [Member]
Transactions with Related Parties [Abstract]
Newbuilding supervision related pass-through costs	0	236,000	1,207,000
Related Party [Member] | Central Shipping Inc [Member] | Capitalized in Vessels, Net [Member]
Transactions with Related Parties [Abstract]
Management fees	0	61,000	199,000
Supervision services fees	0	14,000	79,000
Superintendent fees	0	129,000	255,000
Newbuilding vessels monitoring fee	0	455,000	1,365,000
Related Party [Member] | Central Shipping Inc [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	164,000	312,000	150,000
Related Party [Member] | Central Shipping Inc [Member] | Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	1,840,000	1,749,000	1,477,000
Accounting and reporting cost	360,000	360,000	360,000
Commission for sale and purchase of vessels		0	793,000
Related Party [Member] | Central Shipping Inc [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	42,000	37,000	17,000
Related Party [Member] | Central Shipping Inc [Member] | Gain from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	0	730,000	0
Related Party [Member] | Central Shipping Inc [Member] | Impairment on Vessels [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	0	0	264,000
Related Party [Member] | Central Shipping Inc [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements	$ 1,037,000	$ 1,008,000	$ 705,000